Share-Based Compensation - Compensation Expense Included in Non-Interest Expense and Related Income Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Phantom Stock and Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Compensation expense	$ 12,109	$ 5,496	$ 4,855
Restricted Stock And Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Compensation expense	12,045	9,932	8,593
Income tax benefit	4,215	3,476	3,008
Stock Option Awards
Share-based Compensation Arrangement by Share-based Payment Award
Compensation expense	1,861	2,053	2,110
Income tax benefit	$ 317	$ 375	$ 379